Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Revenues from proprietary products	$ 30,940	$ 18,607	$ 55,001	$ 41,618	$ 102,598
Revenues from distribution	6,503	4,983	13,152	10,065	26,741
Total revenues	37,443	23,590	68,153	51,683	129,339
Cost of revenues from proprietary products	17,192	12,256	30,416	24,705	58,229
Cost of revenues from distribution	5,815	4,094	11,462	8,436	24,407
Total cost of revenues	23,007	16,350	41,878	33,141	82,636
Gross profit	14,436	7,240	26,275	18,542	46,703
Research and development expenses	4,283	2,643	7,514	7,063	13,172
Selling and marketing expenses	3,940	3,271	7,862	6,592	15,284
General and administrative expenses	3,484	3,311	6,902	6,316	12,803
Other expenses	98	309	1,077	619	912
Operating income (loss)	2,631	(2,294)	2,920	(2,048)	4,532
Financial income		1	25	3	91
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	22	424	173	593	298
Financial Income (expense) in respect of contingent consideration and other long- term liabilities.	(309)	(1,865)	(2,070)	(3,875)	(6,266)
Financial expenses	(439)	(178)	(939)	(372)	(914)
Income (expense) before tax on income	1,905	(3,912)	109	(5,699)	(2,259)
Taxes on income	93	9	106	50	62
Net Income (loss)	1,812	(3,921)	3	(5,749)	(2,321)
Gain (loss) on cash flow hedges	(88)	(676)	(244)	(784)	(776)
Net amounts transferred to the statement of profit or loss for cash flow hedges	120	222	265	288	634
Remeasurement gain (loss) from defined benefit plan	(115)	420	76	420	497
Tax effect
Total comprehensive income (loss)	$ 1,729	$ (3,955)	$ 100	$ (5,825)	$ (1,966)
Basic net earnings per share (in Dollars per share)	$ 0.04	$ (0.09)	$ 0	$ (0.13)	$ (0.05)
Diluted net earnings per share (in Dollars per share)	$ 0.04	$ (0.09)	$ 0	$ (0.13)	$ (0.05)